Commitments, Guarantees and Product Warranties (Tables)	12 Months Ended
Dec. 31, 2015
Commitments, Guarantees and Product Warranties [Abstract]
Schedule Of Product Warranty Liability [Table Text Block]
(In millions)	2015	2014	2013

Balance at January 1	$1,199	$1,370	$1,429
Current-year provisions	649	593	798
Expenditures	(718)	(714)	(867)
Other changes (a)	593	(50)	10
Balance at December 31	$1,723	$1,199	$1,370

(a) 2015 included $634 million related to Alstom acquisition.